SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Doubtful Accounts Deducted from Trade Receivables [Roll Forward]
Balance, beginning of period	$ 15,710	$ 13,508	$ 4,452
Provision for bad debt	63,574	64,307	58,178
Deductions/write-offs and other charges	(61,498)	(62,105)	(52,959)
Additions through acquisitions	0	0	3,837
Balance, end of period	17,786	15,710	13,508
CSC Holdings [Member] | Allowance for Doubtful AccountsDeducted from Trade Receivables [Member]
Allowance for Doubtful Accounts Deducted from Trade Receivables [Roll Forward]
Balance, beginning of period	15,710	13,508	4,452
Provision for bad debt	63,574	64,307	58,178
Deductions/write-offs and other charges	(61,498)	(62,105)	(52,959)
Additions through acquisitions	0	0	3,837
Balance, end of period	$ 17,786	$ 15,710	$ 13,508